Composition of federal funds purchased and assets sold under agreements to repurchase (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets Sold under Agreements to Repurchase [Line Items]
Federal Funds Purchased	$ 100,000	$ 0
Assets sold under agreements to repurchase	1,171,657	1,659,292
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase	1,271,657	1,659,292
Maximum aggregate balance outstanding at any month-end	2,208,213	2,269,565
Average montly aggregate balance outstanding	$ 1,732,199	$ 1,842,879
Weighted average interest rate for the year	3.85%	1.92%
Weighted average interest rate at December 31	0.62%	2.07%